SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net investment income	$ 398,348	$ 376,469	$ 360,668
Net realized and unrealized investment (losses) gains	(1,969,014)	37,797	454,319
Other income	40,492	28,748	13,491
Total revenues	5,726,943	7,399,536	7,365,304
Other expenses	414,876	398,542	355,647
Net foreign exchange losses	29,402	30,883	51,964
Net (loss) income	(1,090,029)	723,404	254,189
Preferred dividends	9,750	22,693	45,990
Loss on redemption of preferred shares	0	21,234	2,341
Net (loss) income available to common shareholder	(1,099,779)	679,477	205,858
Other comprehensive income (loss)	22,037	66,299	(20,080)
Comprehensive (loss) income	(1,067,992)	789,703	234,109
Parent Company
Condensed Income Statements, Captions [Line Items]
Net investment income	1,851	2,496	2,094
Net realized and unrealized investment (losses) gains	(15,406)	(16,730)	641
Other income	106	148	113
Total revenues	(13,449)	(14,086)	2,848
Other expenses	73,046	55,996	53,458
Interest expense on intercompany loans	33,408	35,204	17,188
Net foreign exchange losses	(65,165)	(79,696)	82,986
Total expenses	41,289	11,504	153,632
Loss before equity in net (loss) income of subsidiaries	(54,738)	(25,590)	(150,784)
Equity in net (loss) income of subsidiaries	(1,035,291)	748,994	404,973
Net (loss) income	(1,090,029)	723,404	254,189
Preferred dividends	9,750	22,693	45,990
Loss on redemption of preferred shares	0	21,234	2,341
Net (loss) income available to common shareholder	(1,099,779)	679,477	205,858
Other comprehensive income (loss)	22,037	66,299	(20,080)
Comprehensive (loss) income	$ (1,067,992)	$ 789,703	$ 234,109